UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

__________________ to __________________

Date of Report (Date of earliest event reported) _______________________

Commission File Number of securitizer: _______________________

Central Index Key Number of securitizer: _______________________

________________________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001671469 (BFA IVb Depositor, LLC)

Bayview Opportunity Master Fund IVb Trust 2017-SPL4

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

Stuart Waldman, Senior Vice President, 305-341-5576

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 for the related information.

Item 3.	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Compliance Report Set

Schedule 3—Data Integrity Review

Schedule 4—Payment History Review

99.2	Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.3	Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.4	Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.5	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.6	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative

Schedule 2—BPO Reconciliation Review

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: May 15, 2017

BFA IVb DEPOSITOR, LLC
(Securitizer)

By:	/s/ Stuart Waldman
Name: Stuart Waldman Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1—Narrative

Schedule 2—Compliance Report Set

Schedule 3—Data Integrity Review

Schedule 4—Payment History Review

99.2	Disclosures required by Rule 15Ga-2 for Linear Title & Closing Ltd.

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.3	Disclosures required by Rule 15Ga-2 for Deed Research, Inc. DBA DRI Title & Escrow

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.4	Disclosures required by Rule 15Ga-2 for Lincoln Abstract & Settlement Services, LLC

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.5	Disclosures required by Rule 15Ga-2 for Westcor Land Title Insurance Company

Schedule 1—Narrative

Schedule 2—Title & Lien Report

99.6	Disclosures required by Rule 15Ga-2 for Digital Risk, LLC

Schedule 1—Narrative

Schedule 2—BPO Reconciliation Review